Net Loss per Common Share	9 Months Ended
Sep. 30, 2024
Net loss per common share:
Net Loss per Common Share

7. Net Loss per Common Share

Basic net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding. Diluted net loss per share is computed by dividing the Company’s net loss by the weighted average number of common shares outstanding and the impact of the dilutive effect of potential common stock equivalents, except when the inclusion of such potential common stock equivalents would be anti-dilutive. Dilutive potential common stock equivalents primarily consist of stock options, RSUs and warrants. Therefore, basic and diluted net loss per share applicable to common stockholders were the same for all periods presented because the impact of these items is generally anti-dilutive during periods of net loss.

The weighted average number of common shares outstanding as of September 30, 2023 includes the pre-funded warrants issued in connection with the June 2023 Financing, the exercise of which requires nominal consideration for the delivery of the shares of common stock. Therefore, these pre-funded warrants are not included in the table below.

The following table sets forth the potential common shares excluded from the calculation of net loss per common share because their inclusion would be anti-dilutive:

Schedule of anti dilutive shares
	September 30,
	2024	2023
Stock options	1,133	14
Unvested RSUs	71,000	7,694
Warrants[1,2]	1,197,886	357,481
Total	1,270,019	365,189

1	The weighted average number of common shares outstanding as of September 30, 2023 includes pre-funded warrants issued in the June 2023 Financing because the exercise of such warrants requires only nominal consideration. Therefore, these pre-funded warrants are not included in the table above.

2	The weighted average number of common shares outstanding as of September 30, 2024 includes the Abeyance Shares from the July 2024 Financing, the exercise of which was prepaid and requires no further consideration for the delivery of the shares of common stock. Therefore, 97,000 of these Abeyance Shares are not included in the table above.